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LDR Real Estate Value-Opportunity Fund
FUND SUMMARY – LDR Real Estate Value-Opportunity Fund
Investment Objective

The LDR Real Estate Value-Opportunity Fund (the “Fund”) seeks to achieve long-term capital growth and current income through a portfolio of publicly traded real estate securities that may include equity REITs, mortgage REITs, REIT preferreds and other publicly traded companies whose primary business is in the real estate industry.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - LDR Real Estate Value-Opportunity Fund		Institutional Shares	Platform Shares	Z Shares
Management Fee		0.90%	0.90%	0.90%
Distribution and Service (12b-1) Fees		none	0.25%	none
Dividend Expense on Securities Sold Short and Interest Expense on Borrowing		0.04%	0.04%	0.04%
Shareholder Services Plan		0.08%	0.25%	none
Other Expenses	[1]	0.76%	0.77%	0.76%
Total Other Expenses		0.88%	1.06%	0.80%
Total Annual Fund Operating Expenses		1.78%	2.21%	1.70%
Less Fee Waiver and/or Expense Reimbursement	[2]	(0.74%)	(0.92%)	(0.66%)
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	[2]	1.04%	1.29%	1.04%
[1]	Other expenses do not reflect 0.20% of certain non-recurring costs of preparing, printing and mailing a proxy statement and related proxy materials and all other costs incurred in connection with the solicitation of proxies.
[2]	LDR Capital Management, LLC (the “Adviser”) has contractually agreed to waive its fees and reimburse expenses so that the annual fund operating expenses for the Fund do not exceed 1.00% of the Fund’s average daily net assets until April 30, 2024. This limit does not apply to distribution fees pursuant to Rule 12b-1 Plans, brokerage commissions, taxes, interest, dividend expense on short sales, acquired fund fees and expenses, other expenditures capitalized in accordance with generally accepted accounting principles or other extraordinary expenses not incurred in the ordinary course of business. World Funds Trust (the “Trust”) and the Adviser may terminate this expense limitation agreement prior to April 30, 2024 only by mutual written consent. Each waiver and/or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three years following the date such waiver and/or reimbursement was made, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Each of the numbers shown below reflects the Adviser’s agreement to waive fees and/or reimburse Fund expenses for the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - LDR Real Estate Value-Opportunity Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Institutional Shares	106	488	895	2,033
Platform Shares	131	603	1,101	2,472
Z Shares	106	471	861	1,954

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year ended December 31, 2022, the Fund’s portfolio turnover rate was 38.12% of the average value of its portfolio.

Principal Investment Strategies

The Fund’s investment objective is pursued through a “Value, Yield-Advantage” strategy (as described in more detail below) through investment in public real estate securities, which may include equity real estate investment trusts (a “REIT” or “REITs”), mortgage REITs, REIT preferreds, and other publicly traded companies whose primary business is in the real estate industry. This strategy often leads to investment in smaller capitalization companies (under $1B).  The composition of the portfolio does not seek to mimic equity REIT indices.

Under normal conditions, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of companies principally engaged in the real estate industry and other real estate related investments. Equity securities can consist of shares of REITs, and securities issued by other companies principally engaged in the real estate industry. Equity securities can also include securities convertible into common stocks where the conversion feature represents, in the Adviser’s view, a significant element of a security’s value, and preferred stocks.

The Fund considers a company to be principally engaged in the real estate industry if it either (i) derives at least 50% of its revenues from the ownership, construction, financing, management or sale of commercial or residential real estate or (ii) has at least 50% of its assets in real estate or such real estate businesses. These include securities issued by REITs and real estate operating companies. The Fund does not invest in real estate directly.

The Value, Yield-Advantage strategy seeks to invest in companies that in the Adviser’s view have (i) underlying real estate assets that are trading at a discount to the private market value of such assets and (ii) have an above-average dividend yield or strong free cash flow. The Adviser screens its universe of real estate securities for a number of proprietary valuation, income, and balance sheet metrics to identify candidates for investment. This process is combined with in-depth industry and company - specific research to narrow the investment options for the Fund. The Fund may invest in companies without regard to their market capitalization. The Fund’s strategy is an all-cap strategy which means that investments are made without regard to a company’s market capitalization. The Fund’s investment process is indifferent to index weightings, which generally results in a portfolio that is differentiated by company names and percentage exposures. The portfolio of securities in which the Fund invests will normally be U.S. issuers that are considered by the Adviser to be undervalued relative to the value of the underlying real estate.

In executing its investment strategy, the Fund may use leverage, i.e., borrow money for investing, for the purpose of enhancing returns and meeting operating expenses and redemption requests while maintaining investment capacity. When the Fund borrows, it will maintain varying levels of leverage depending on factors such as the price of a particular security relative to the underlying real estate associated with that security and the returns of the security relative to the interest expense of the Fund. The amount of leverage may not exceed 33-1/3% of the Fund’s total assets less its liabilities other than borrowings. The Adviser is most likely to employ the use of leverage during periods when it believes it will obtain a greater return than the cost of borrowing, and when the Adviser believes that the securities are trading at a discount to their underlying real estate value.  Notwithstanding this expectation, the Fund will not use leverage, or will use leverage to a lesser extent, if the Adviser anticipates that leveraged assets in the Fund would result in lower returns to shareholders. The Adviser may also purchase securities for which there is a limited liquid market or companies with limited operating histories.

The Fund may take short positions totaling up to 30% of the Fund’s total assets.  The Adviser is most likely to use shorting to protect accumulated unrealized gains, or to take advantage of special situations where, in the Adviser’s view, the investment’s fundamental outlook is believed poor relative to its current valuation. Short sales may occur if the Adviser determines an event is likely to have downward impact on the market price of a company’s securities. The Adviser may short either individual securities and/or index funds when appropriate.

While both leverage and shorting are permitted, neither is required to execute the Fund’s Value, Yield-Advantage investment process. The Fund is long biased, which means that on a net basis that it will have more exposure to long positions in its portfolio than short positions.

The remainder of the Fund’s assets will be invested in cash or short-term investments or securities of real estate operating companies that may pay little or no dividends.

Principal Risks
Performance Information

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the periods indicated compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at https://ldrfunds.com or by calling toll-free 800-673-0550.

The Fund acquired the assets and assumed the historical performance of another mutual fund (the “Predecessor Fund”) on November 25, 2005. The performance shown in the table for periods between that date and December 16, 2002 is the performance of the Predecessor Fund. On December 16, 2002, the Predecessor Fund acquired the assets of an unregistered, similarly managed investment company (the “Partnership”). Performance prior to that date is that of the Partnership. The Partnership was not subject to the same investment and tax restrictions as the Predecessor Fund or the Fund; if it had been, the Partnership’s performance may have been lower. Additionally, on August 15, 2014, the Fund was reorganized from a series of World Funds, Inc., a Maryland corporation, to a series of the Trust, a Delaware statutory trust (the “Reorganization”). The performance information shown below is based upon the average total returns of the Fund (which, as noted above, includes the performance of the Fund prior to the Reorganization). The performance information below is intended to serve as an illustration of the variability of the Fund’s returns. The Fund’s fee and expense structure prior to the Reorganization was different and could have impacted results.

The following bar chart shows the annual returns for the Institutional Shares of the Fund for the previous ten calendar years. The performance of the Fund’s Platform Shares and Z Shares will differ from the returns of the Fund’s Institutional Shares shown in the bar chart because the expenses of the Classes differ.

Year-By-Year Annual Returns

During the periods shown, the highest quarterly return was 23.67% (quarter ended June 30, 2020) and the lowest quarterly return was -36.77% (quarter ended March 31, 2020).
Average Annual Returns for Periods Ended December 31, 2022*

The table below shows how average annual total returns of the Fund’s Institutional Shares compared to those of the Fund’s benchmark. The table also presents the impact of taxes on the Fund’s Institutional Shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Because the Partnership was not a regulated investment company and, therefore, did not distribute current or accumulated earnings and profits, after-tax returns are not included for the period of the Partnership’s operations (December 1, 1999 to December 16, 2002). The after-tax returns for the Platform Shares and Z Shares will differ from those of the Institutional Shares as the expenses of the Classes differ.

Average Annual Total Returns - LDR Real Estate Value-Opportunity Fund		1 Year	5 Years	10 Years	Since Inception	Inception Date
Institutional Shares	[1]	(21.25%)	3.91%	5.86%	8.36%	Dec. 16, 2002
Institutional Shares | Partnership [Member]	[1]				9.54%	Dec. 01, 2099
Institutional Shares | After Taxes on Distributions	[1]	(24.14%)	1.09%	3.03%	5.70%	Dec. 16, 2002
Institutional Shares | After Taxes on Distributions and Sales	[1]	(11.55%)	2.31%	3.94%	6.03%	Dec. 16, 2002
Institutional Shares | MSCI US REIT Index (reflects no deduction for fees, expenses or taxes)	[1]	(24.51%)	3.69%	6.48%	8.99%	Dec. 16, 2002
Institutional Shares | Partnership - MSCI US REIT Index (reflects no deduction for fees, expenses or taxes)	[1]				7.76%	Dec. 01, 2099
Platform Shares	[1]	(21.43%)	3.65%	5.60%	8.41%	Dec. 22, 2009
[1]	As of December 31, 2022, there were no Z Shares outstanding for the Fund.